Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Net Sales Disaggregates by Major Source

The following table disaggregates our net sales by major source for 2018 (in thousands):

	Year Ended December 31, 2018
	Steel Mills	Steel Products	Raw Materials	Total
Sheet	$7,571,765	$—	$—	$7,571,765
Bar	4,709,292	—	—	4,709,292
Structural	1,830,476	—	—	1,830,476
Plate	2,133,685	—	—	2,133,685
Tubular Products	—	1,347,577	—	1,347,577
Rebar Fabrication	—	1,496,194	—	1,496,194
Other Steel Products	—	3,952,730	—	3,952,730
Raw Materials	—	—	2,025,560	2,025,560

	$16,245,218	$6,796,501	$2,025,560	$25,067,279